UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22969

Palmer Squre Opportunistic Income Fund
(Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS  66205
(Address of principal executive offices) (Zip code)

Anne J. Pleviak
Senior Regulatory Counsel
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, KS  66205
(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 870-3088

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2014

Item 1. Schedule of Investments.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS – 98.9%
	ASSET-BACKED SECURITIES – 98.9%
	Atrium XI (Cayman Islands)
$1,000,000	5.335%, 10/23/20251, 2, 3	$923,239
750,000	6.285%, 10/23/20251, 2, 3	679,816
	Babson CLO Ltd. 2014-II (Cayman Islands)
1,500,000	3.866%, 10/17/20261, 2, 3	1,427,973
1,000,000	5.266%, 10/17/20261, 2, 3	917,541
	Babson CLO Ltd. 2014-III (Cayman Islands)
250,000	5.332%, 1/15/20261, 2, 3	228,025
500,000	6.233%, 1/15/20261, 2, 3	443,150
1,000,000	Battalion CLO VII Ltd. (Cayman Islands) 0.000%, 10/17/20261, 2, 3	943,100
	Benefit Street Partners CLO V Ltd. (Cayman Islands)
1,000,000	3.550%, 10/20/20261, 2, 3	942,500
1,000,000	5.150%, 10/20/20261, 2, 3	913,750
1,000,000	Birchwood Park CLO Ltd. (Cayman Islands) 5.334%, 7/15/20261, 2, 3	903,204
1,000,000	Carlyle Global Market Strategies CLO 2014-3 Ltd. (Cayman Islands) 5.334%, 7/27/20261, 2, 3	914,498
1,000,000	Catamaran CLO 2014-1 Ltd. (Cayman Islands) 4.731%, 4/20/20261, 2, 3	852,500
2,000,000	Catamaran CLO 2014-2 Ltd. (Cayman Islands) 3.733%, 10/18/20261, 2, 3	1,851,000
	Cent CLO 22 Ltd. (Cayman Islands)
1,000,000	5.533%, 11/7/20261, 3	924,900
750,000	6.633%, 11/7/20261, 3	677,400
1,000,000	CIFC Funding 2014-IV Ltd. (Cayman Islands) 5.135%, 10/17/20261, 2, 3	877,848
1,000,000	Flatiron CLO 2014-1 Ltd. (Cayman Islands) 5.236%, 7/17/20261, 2, 3	906,400
1,000,000	Greywolf CLO II Ltd. (Cayman Islands) 5.281%, 4/15/20251, 2, 3	850,282
1,250,000	Greywolf CLO III Ltd. (Cayman Islands) 5.327%, 4/22/20261, 2, 3	1,130,904
1,500,000	Marathon CLO IV Ltd. (Cayman Islands) 5.982%, 5/20/20231, 2, 3	1,456,802
	Mountain View CLO 2014-1 Ltd. (Cayman Islands)
1,000,000	0.000%, 10/15/20261	847,884
2,000,000	5.568%, 10/15/20261, 3	1,799,702
1,000,000	6.038%, 10/15/20261, 3	859,309
2,000,000	OZLM VIII Ltd. (Cayman Islands) 5.225%, 10/17/20261, 2, 3	1,774,146

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2014 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	TICP CLO II Ltd. (Cayman Islands) 4.981%, 7/20/20261, 2, 3	$861,730
		24,907,603
	TOTAL BONDS (Cost $25,157,044)	24,907,603

	TOTAL INVESTMENTS – 98.9% (Cost $25,157,044)	24,907,603
	Other Assets in Excess of Liabilities – 1.1%	287,127

	TOTAL NET ASSETS – 100.0%	$25,194,730

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

2	Callable.
3	Variable, floating or step rate security.

See accompanying Notes to Schedule of Investments.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
October 31, 2014 (Unaudited)

Note 1 – Organization
The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended.  Shares of the Fund are being offered on a continuous basis (the “Shares”).  The Fund commenced operations on August 29, 2014.  The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”).  Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV.  In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares.  Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund.  The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income.  As a secondary objective, the Fund seeks long-term capital appreciation.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2014 (Unaudited)

(b) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.  In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Note 3 – Federal Income Taxes
At October 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$25,157,044

Gross unrealized appreciation	$18,187
Gross unrealized depreciation	(267,628)

Net unrealized depreciation on investments	$(249,441)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Palmer Square Opportunistic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2014 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1**	Level 2	Level 3**	Total
Investments
Bonds*	$-	$24,907,603	$-	$24,907,603
Total Investments	$-	$24,907,603	$-	$24,907,603

*	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 1 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Palmer Square Opportunistic Income Fund

By:	/s/ Gary Henson
Title:	Gary Henson, President

Date:	12/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Henson
(Signature and Title)	Gary Henson, President

Date:	12/30/14

By:	/s/ Cheryl Vohland
(Signature and Title)	Cheryl Vohland, Treasurer

Date:	12/30/14